Subsequent Events	6 Months Ended
Mar. 31, 2022
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

NOTE 20 – SUBSEQUENT EVENTS

On October 28, 2019, Tangshan Sanyou Chemical Co., Ltd. filed a complaint with the Caofeidian District People’s Court in Tangshan, Hebei Province, demanding that Huadi Steel compensate the plaintiff for economic loss of RMB 1,233,388.37 and bear the litigation costs of the case. On July 10, 2018, the plaintiff and Huadi Steel signed a high vacuum seawater pipeline procedural stainless steel pipeline procurement contract (contract number: SYGF-GY-GC-18072), pursuant to which the plaintiff would purchase a total of nine types of stainless seamless steel pipes from Huadi Steel, to be used for high vacuum seawater projects. The above-mentioned steel pipes were alleged to be continuously and completely leaking within half year of use. The plaintiff claimed that this batch of steel pipes sold by Huadi Group did not meet the conditions for safe use and constituted a breach of contract, alleging a loss of RMB 21,288. The plaintiff submitted that it spent an additional RMB 1,212,100 to purchase steel pipes as replacement, totaling the alleged loss of RMB 1,233,388 (approximately USD $186,593). The first hearing of the case has been completed. As of the date hereof, under the auspices of the court, the testing organization selected by the court is sampling and testing the quality of the goods supplied by Huadi Steel.

On November 22, 2021, Caofeidian District People’s Court entered a judgment in favor of Tangshan Sanyou Chemical Co., Ltd. and ordered Huadi Steel to compensate the plaintiff for economic loss. On December 4, 2021, Huadi Steel filed an appeal with the Intermediate People’s Court of Tangshan and on May 5, 2022 the court made final ruling in favor of Tangshan Sanyou Chemical Co., Ltd. The Company has made payment pursuant to the ruling and recognized the legal loss.

The Company has evaluated subsequent events though the issuance of the consolidated financial statements on September 28, 2022 and noted that there are no other subsequent events.